Related-party transactions - Assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Banco Santander, S.A. (Spain) | Trading derivative assets
Related-party transactions
Financial assets at fair value through profit or loss	$ 109,651	$ 60,737
Banco Santander, S.A. (Spain) | Loans and advances - Credit institutions
Related-party transactions
Financial assets at amortised cost	26,415	11,334
Banco Santander (Chile) | Trading derivative assets
Related-party transactions
Financial assets at fair value through profit or loss	154	138
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico | Loans and advances - Customers
Related-party transactions
Other financial assets at fair value through profit or loss	1,458	1,915
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L
Related-party transactions
Other intangible assets	701	809
Other assets	310
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L | Loans and advances - Customers
Related-party transactions
Financial assets at amortised cost	882	1,687
Santander Capital Structuring S.A. de C.V. | Loans and advances - Customers
Related-party transactions
Financial assets at amortised cost	2,337	2,204
Santander Back-Offices Globales Mayoristas, S.A.
Related-party transactions
Other intangible assets	78	78
Santander Digital Assets, S.L.
Related-party transactions
Other assets		53
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversion
Related-party transactions
Other assets	171	163
Zurich Santander Seguros Mexico, S.A.
Related-party transactions
Other assets	1,285	1,278
Isban Brasil Sa [Member]
Related-party transactions
Other intangible assets	11	11
Other related parties [member]
Related-party transactions
Other assets	94	65
Bank's directors and senior managers | Loans and advances - Customers
Related-party transactions
Financial assets at amortised cost	$ 5,507	$ 2,992